Accounting policies - Recently Adopted Accounting Standards (Details) - New Accounting Pronouncement, Early Adoption, Effect $ in Millions	Dec. 31, 2014 USD ($)
Long-term Debt
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred finance costs, net	$ 70.8
Long-term Debt, Current Portion
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred finance costs, net	$ 7.6